American Trust Allegiance Fund
Schedule of Investments
at May 31, 2021 (Unaudited)

Shares	COMMON STOCKS: 92.74%	Value
	Administrative Support and Services: 0.99%
1,075	PayPal Holdings, Inc.*	$279,521

	Air Transportation: 2.45%
10,000	Alaska Air Group, Inc.*	692,000

	Apparel Manufacturing: 0.72%
2,570	VF Corp.	204,880

	Broadcasting (except Internet): 0.94%
4,640	Comcast Corp. - Class A	266,058

	Chemical Manufacturing: 2.68%
37,960	Cameco Corp.#	758,061

	Computer and Electronic Product Manufacturing: 8.44%
3,740	Apple, Inc.	466,041
2,300	Northrop Grumman Corp.	841,501
2,755	NXP Semiconductors N.V.#	582,462
4,970	Sony Corp. - ADR	495,062
		2,385,066

	Construction of Buildings: 3.35%
9,550	Lennar Corp. - Class A	945,546

	Crude Petroleum Extraction: 4.56%
13,490	ConocoPhillips	751,933
25,000	Vale SA - ADR	538,000
		1,289,933
	Food Manufacturing: 3.93%
9,170	Archer-Daniels-Midland Co.	610,080
7,885	Mondelez International, Inc. - Class A	500,934
		1,111,014

	Food Services and Drinking Places: 1.99%
86,936	Arcos Dorados Holdings, Inc - Class A*#	562,476

	Furniture and Home Furnishing: 3.35%
30,500	Signify NV - ADR	947,025

	General Merchandise Stores: 3.91%
17,820	BJ's Wholesale Club Holdings, Inc.*	798,158
1,350	Target Corp.	306,342
		1,104,500

	Household and Personal Products: 3.17%
19,730	Edgewell Personal Care Co.	895,347

	Insurance Carriers and Related Activities: 7.12%
10,230	AIA Group Ltd. - ADR	547,510
5,060	Berkshire Hathaway, Inc. - Class B*	1,464,566
		2,012,076

	Machinery Manufacturing: 1.08%
470	Lam Research Corp.	305,430

	Miscellaneous Manufacturing: 5.33%
5,185	Hasbro, Inc.	497,604
13,065	Nintendo Co., Ltd. - ADR	1,010,186
		1,507,790

	Oil and Gas Extraction: 2.84%
9,460	Cheniere Energy, Inc.*	803,154

	Other Information Services: 4.54%
3,480	Alibaba Group Holding Ltd. - ADR*	744,581
1,640	Facebook, Inc. - Class A*	539,117
		1,283,698

	Paper Manufacturing: 2.86%
68,130	Suzano SA - ADR*	808,022

	Professional, Scientific, and Technical Services: 4.61%
2,125	Jacobs Engineering Group, Inc.	301,920
25,280	Parsons Corp.*	1,001,341
		1,303,261

	Publishing Industries (except Internet): 7.20%
5,295	Citrix Systems, Inc.	608,713
32,730	Dropbox, Inc. - Class A*	895,165
2,130	Microsoft Corp.	531,818
		2,035,696

	Real Estate: 3.02%
97,765	CapitaLand Ltd. - ADR	550,417
3,466	CBRE Group, Inc. - Class A*	304,245
		854,662

	Securities, Commodity Contracts, and Other Finance: 6.04%
2,840	Goldman Sachs Group, Inc.	1,056,537
11,665	KKR & Co., Inc.	649,624
		1,706,161
	Telecommunications: 3.53%
32,410	America Movil SAB de CV - Class L - ADR	498,142
37,160	Telefonaktiebolaget LM Ericsson - ADR	499,059
		997,201

	Utilities: 4.09%
11,150	Exelon Corp.	503,088
20,320	NRG Energy, Inc.	653,288
		1,156,376
	TOTAL COMMON STOCKS (Cost $17,933,723)	26,214,954

	REITs: 5.44%
	Real Estate: 1.90%
4,565	Boston Properties, Inc.	536,662

	Warehousing and Storage: 3.54%
22,995	Iron Mountain, Inc.	1,001,202
	TOTAL REITs (Cost $1,331,295)	1,537,864

	Money Market Fund: 1.78%
501,954	Fidelity Investments Money Market Government Portfolio - Class I, 0.01%†	501,954
	TOTAL MONEY MARKET FUND (Cost $501,954)	501,954
	Total Investments in Securities (Cost $19,766,972): 99.96%	28,254,772
	Other Assets in Excess of Liabilities: 0.04%	11,806
	Net Assets: 100.00%	$28,266,578

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2021.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

American Trust Allegiance Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$1,971,126	$-	$-	$1,971,126
Construction	945,546	-	-	945,546
Finance and Insurance	3,068,613	-	-	3,068,613
Health Care and Social Assistance	562,476	-	-	562,476
Information	3,339,930	-	-	3,339,930
Management of Companies and Enterprises	498,142	-	-	498,142
Manufacturing	7,217,550	-	-	7,217,550
Mining	1,509,994	-	-	1,509,994
Professional, Scientific, and Technical Services	1,303,261	-	-	1,303,261
Real Estate, Rental, and Leasing	854,662	-	-	854,662
Retail Trade	1,754,124	-	-	1,754,124
Transportation and Warehousing	692,000	-	-	692,000
Utilities	2,497,530	-	-	2,497,530
Total Common Stocks	26,214,954	-	-	26,214,954
REITs	1,537,864	-	-	1,537,864
Money Market Fund	501,954	-	-	501,954
Total Investments in Securities	$28,254,772	$-	$-	$28,254,772

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.